Federal Home Loan Bank Advances (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Federal Home Loan Bank Advances Details
Advances from Federal Home Loan Bank	$ 420	$ 8,447
Fixed Interest rate	3.98%
Interest rate, lower range		2.54%
Interest rate, upper range		4.16%
Weighted average interest rate		3.58%
Maturity date, lower range	Nov. 30, 2024	Nov. 30, 2012
Maturity date, upper range	2024-11-30	2024-11-30